Other Non-Financial Liabilities	12 Months Ended
Dec. 31, 2020
Other Non-Financial Liabilities
Other Non-Financial Liabilities
25.	Other Non-Financial Liabilities

Other non-financial liabilities are as followed:

In € thousand	12/31/2020	12/31/2019	01/01/2019
Vacation accruals	1,680	1,173	602
Value added tax payables	1,477	—	—
Other tax liabilities	1,455	1,021	421
Miscellaneous other current non-financial liabilities	585	401	154
Total other non-financial liabilities	5,197	2,595	1,177

Other tax liabilities mainly comprise of personnel-related taxes. This also includes an uncertain tax position for personnel-related taxes. Miscellaneous other non-financial liabilities mainly result from personnel-related liabilities.